Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2019
Segment and corporate information
Schedule of segment and corporate activity
Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total
Three months ended June 30, 2019
Revenue from contracts with customers	3.000.624	639.324	439.091	171.511	4.250.550	5.392	4.255.942
Other revenue external customers	60.470	8.856	18.907	857	89.090	-	89.090
Revenue external customers	3.061.094	648.180	457.998	172.368	4.339.640	5.392	4.345.032
Inter-segment revenue	399	(1)	222	17	637	(637)	-
Revenue	3.061.493	648.179	458.220	172.385	4.340.277	4.755	4.345.032
Operating income	428.880	96.389	69.357	5.887	600.513	(79.256)	521.257
Interest							114.355
Income before income taxes							406.902
Depreciation and amortization	(249.451)	(47.372)	(22.829)	(7.668)	(327.320)	(59.681)	(387.001)
Income (loss) from equity method investees	24.467	(3.204)	856	362	22.481	-	22.481
Additions of property, plant and equipment, intangible assets and right of use assets	302.901	38.030	32.175	14.023	387.129	80.078	467.207

Three months ended June 30, 2018
Revenue from contracts with customers	2.919.567	643.992	405.391	162.914	4.131.864	4.108	4.135.972
Other revenue external customers	51.733	8.320	16.828	852	77.733	-	77.733
Revenue external customers	2.971.300	652.312	422.219	163.766	4.209.597	4.108	4.213.705
Inter-segment revenue	830	-	131	12	973	(973)	-
Revenue	2.972.130	652.312	422.350	163.778	4.210.570	3.135	4.213.705
Operating income	1.285.973	104.923	77.851	11.169	1.479.916	(78.817)	1.401.099
Interest							(84.708)
Income before income taxes							1.316.391
Depreciation and amortization	(94.992)	(28.417)	(10.987)	(5.849)	(140.245)	(39.997)	(180.242)
Income (loss) from equity method investees	18.860	(3.381)	759	285	16.523	-	16.523
Additions of property, plant and equipment and intangible assets	172.838	35.571	13.382	7.632	229.423	53.387	282.810

Six months ended June 30, 2019
Revenue from contracts with customers	5.826.836	1.275.124	850.694	332.112	8.284.766	9.560	8.294.326
Other revenue external customers	121.034	25.669	34.878	1.682	183.263	-	183.263
Revenue external customers	5.947.870	1.300.793	885.572	333.794	8.468.029	9.560	8.477.589
Inter-segment revenue	975	-	456	82	1.513	(1.513)	-
Revenue	5.948.845	1.300.793	886.028	333.876	8.469.542	8.047	8.477.589
Operating income	801.274	234.165	164.059	17.282	1.216.780	(158.973)	1.057.807
Interest							222.203
Income before income taxes							835.604
Depreciation and amortization	(478.186)	(94.345)	(45.430)	(16.031)	(633.992)	(115.385)	(749.377)
Income (loss) from equity method investees	45.829	(4.521)	562	644	42.514	-	42.514
Total assets	21.436.560	4.240.496	2.688.054	870.927	29.236.037	2.719.964	31.956.001
thereof investments in equity method investees	357.756	174.557	97.487	24.322	654.122	-	654.122
Additions of property, plant and equipment, intangible assets and right of use assets	491.051	85.144	45.918	28.806	650.919	153.565	804.484

Six months ended June 30, 2018
Revenue from contracts with customers	5.639.194	1.275.216	786.192	332.254	8.032.856	7.751	8.040.607
Other revenue external customers	106.568	12.904	27.489	1.766	148.727	-	148.727
Revenue external customers	5.745.762	1.288.120	813.681	334.020	8.181.583	7.751	8.189.334
Inter-segment revenue	1.230	303	318	51	1.902	(1.902)	-
Revenue	5.746.992	1.288.423	813.999	334.071	8.183.485	5.849	8.189.334
Operating income	1.648.181	213.857	152.071	25.283	2.039.392	(141.417)	1.897.975
Interest							(167.641)
Income before income taxes							1.730.334
Depreciation and amortization	(185.647)	(57.278)	(22.146)	(10.429)	(275.500)	(79.736)	(355.236)
Income (loss) from equity method investees	37.661	(4.715)	1.094	387	34.427	-	34.427
Total assets	16.542.759	3.677.443	2.189.363	684.928	23.094.493	1.950.435	25.044.928
thereof investments in equity method investees	313.190	178.568	97.718	24.194	613.670	-	613.670
Additions of property, plant and equipment and intangible assets	314.659	65.976	23.416	11.428	415.479	98.501	513.980